Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision (benefit) for income taxes is based upon the Company’s annual reported income or loss for each respective accounting period. The Company recognizes an asset or liability for the deferred tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets are recovered or liabilities are settled. The Company also recognizes as deferred tax assets the future tax benefits from net operating losses (“NOLs”) and capital loss carryforwards. A valuation allowance is provided for these deferred tax assets if it is more likely than not that some portion or all of the net deferred tax assets will not be realized.

NOTE 8 – INCOME TAXES (Continued)

Provision (benefit) for income taxes consists of the following (in thousands):

	Year ended December 31,
	2013		2012	2011
Current:
Federal	$	−	$32,353	$(18,007)
State		−	7,080	(3,150)
		−	39,433	(21,157)
Deferred		(11,319)	(8,791)	7,553
		$(11,319)	$30,642	$(13,604)

Reconciliation of federal statutory tax expense (income) to the provision (benefit) for income taxes follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Income tax expense (income) at federal rate	$(18,629)	$(5,194)	$(28,052)
State income tax expense (income), net of federal income tax expense (income)	(2,316)	(631)	(3,006)
Transaction costs	(116)	284	5,894
Impairment charges	12,395	36,201	14,461
Prior year contingencies	(554)	(225)	(3,348)
Noncontrolling interests	(1,263)	(207)	92
Other items, net	(836)	414	355
	$(11,319)	$30,642	$(13,604)

A summary of net deferred income tax assets (liabilities) by source included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2013			2012
	Assets	Liabilities		Assets		Liabilities
Property and equipment	$10,543	$	−	$	−	$2,822
Insurance	48,759		−		54,800	−
Accounts receivable allowances	−		2,165		−	15,571
Compensation	56,976		−		63,641	−
Net operating losses	82,250		−		60,542	−
Assets held for sale	−		995		9,709	−
Goodwill and intangibles	−		120,200		−	142,129
Other	29,538		−		23,706	−
	228,066		$123,360		212,398	$160,522
Reclassification of deferred tax liabilities	(123,360)				(160,522)
Net deferred tax assets	104,706				51,876
Valuation allowance	(49,743)				(48,977)
	$54,963				$2,899

Deferred income taxes totaling $37.9 million and $12.7 million at December 31, 2013 and 2012, respectively, were classified as current assets, and deferred income taxes totaling $17.1 million at December 31, 2013 were classified as noncurrent assets and $9.8 million at December 31, 2012 were classified as noncurrent liabilities.

The Company identified deferred income tax assets for state income tax NOLs of $56.7 million and $52.7 million at December 31, 2013 and 2012, respectively, and a corresponding deferred income tax valuation allowance of $49.5 million and $48.4 million at December 31, 2013 and 2012, respectively, for that portion of the net deferred income tax assets that the Company will likely not realize in the future. The Company had deferred tax assets for federal NOLs of $25.5 million and $7.9 million at December 31, 2013 and 2012, respectively, with a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013 and no deferred income tax valuation allowance at December 31, 2012. The federal NOLs expire in various amounts through 2034.

NOTE 8 – INCOME TAXES (Continued)

The Company follows the provisions of the authoritative guidance for accounting for uncertainty in income taxes which clarifies the accounting for uncertain income tax issues recognized in an entity’s financial statements. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in an income tax return.

A reconciliation of unrecognized tax benefits follows (in thousands):

Balance, December 31, 2010	$3,227
Additions based upon tax positions related to the current year	100
Acquisitions	1,414
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(3,660)
Balance, December 31, 2011	1,081
Additions based upon tax positions related to the current year	100
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(275)
Balance, December 31, 2012	906
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(608)
Balance, December 31, 2013	$298

The Company records accrued interest and penalties associated with uncertain tax positions as income tax expense in the consolidated statement of operations. Accrued interest related to uncertain tax provisions totaled $0.1 million as of December 31, 2013 and 2012.

To the extent the unrecognized income tax benefits become realized or the related accrued interest is no longer necessary, the Company’s provision for income taxes would be favorably impacted by $0.3 million.

The federal statute of limitations remains open for tax years 2010 through 2012. During 2013, the Company resolved federal income tax audits for the 2010 through 2011 tax years. The Company is currently under examination by the Internal Revenue Service (the “IRS”) for the 2012 and 2013 tax years. The Company has been accepted into the IRS’s Compliance Assurance Process (“CAP”) for the 2012 through 2014 tax years. CAP is an enhanced, real-time review of a company’s tax positions and compliance. The Company expects participation in CAP to improve the timeliness of its federal tax examinations.

State jurisdictions generally have statutes of limitations for tax returns ranging from three to five years. The state impact of federal income tax changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Currently, the Company has various state income tax returns under examination.

In connection with the RehabCare Merger, an accounting method change for the 2011 tax year resulted in a non-recurring reduction in income tax payments of approximately $8 million during 2012. The Company’s earnings were not impacted by this transaction.